Summary of Significant Accounting Policies - Warranty liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warranty liabilities
Warranty - beginning of year	¥ 1,962,977	¥ 952,946	¥ 412,004
Provision for warranty	1,128,920	1,078,854	582,069
Warranty costs incurred	(144,960)	(68,823)	(41,127)
Warranty - end of year	¥ 2,946,937	¥ 1,962,977	¥ 952,946